Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,973	$ 911
Financial assets at fair value through profit or loss [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	28	22
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	650	470
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,295	$ 419